Subsidiaries (Investments - OPC Energy) (Narrative) (Details) ₪ / shares in Units, ₪ in Thousands, $ in Thousands			1 Months Ended									12 Months Ended
	Mar. 07, 2018 USD ($)	Feb. 02, 2017 USD ($)	Mar. 31, 2020 USD ($)	Sep. 30, 2019 USD ($) shares	Sep. 30, 2019 ILS (₪)	Jul. 31, 2019 USD ($)	Jul. 31, 2019 ILS (₪)	Jun. 30, 2019 USD ($) shares	Jun. 30, 2019 ILS (₪)	Mar. 31, 2018	Jul. 31, 2013	Dec. 31, 2019 USD ($) shares	Dec. 31, 2019 ILS (₪)	Feb. 28, 2020 USD ($)	Feb. 28, 2020 ILS (₪)	Dec. 31, 2019 ILS (₪) shares	Oct. 31, 2019 USD ($)	Oct. 31, 2019 ILS (₪)	Sep. 30, 2019 ILS (₪) ₪ / shares shares	Jun. 30, 2019 ₪ / shares	Mar. 31, 2019 USD ($)	Mar. 31, 2019 ILS (₪)	Jan. 31, 2019 USD ($)	Dec. 31, 2018 USD ($) shares	Jan. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Disclosure of subsidiaries [line items]
Total consideration transferred																									$ 260,000
Non-controlling interests												$ 88,436												$ 66,695
Accumulated profits												$ (10,949)												$ 28,917
Number of shares issued | shares												31,000				31,000								19,000
OPC's share of dividend [Member]
Disclosure of subsidiaries [line items]
Dividends declared														$ 56,000
Tzomet [Member]
Disclosure of subsidiaries [line items]
Total consideration transferred	$ 23,000
Proportion of ownership interest										95.00%
Repayments of borrowings	$ 3,650
Rotem [Member]
Disclosure of subsidiaries [line items]
Dividends declared				$ 43,000																	$ 24,000
NIS [Member] | OPC's share of dividend [Member]
Disclosure of subsidiaries [line items]
Dividends declared | ₪															₪ 16,000
NIS [Member] | Rotem [Member]
Disclosure of subsidiaries [line items]
Dividends declared | ₪																			₪ 150,000			₪ 88,000
OPC [Member]
Disclosure of subsidiaries [line items]
Increase decrease in equity interest				3.00%	3.00%			3.00%	3.00%
Non-controlling interests				$ 20,000				$ 14,000				$ 87,435												$ 65,215		$ 60,290
Accumulated profits				24,000				$ 19,000
Dividends declared				$ 35,000																	70,400
OPC [Member] | Bottom of range [member]
Disclosure of subsidiaries [line items]
Increase decrease in equity interest				70.00%	70.00%			73.00%	73.00%
OPC [Member] | Top of range [Member]
Disclosure of subsidiaries [line items]
Increase decrease in equity interest				73.00%	73.00%			76.00%	76.00%
OPC [Member] | Three external institutional [Member]
Disclosure of subsidiaries [line items]
Number of shares issued | shares								5,179,147
Shares issued price per share | ₪ / shares																				₪ 23.17
Shares issued, value								$ 33,000
OPC [Member] | Four external institutional [Member]
Disclosure of subsidiaries [line items]
Number of shares issued | shares				5,849,093															5,849,093
Shares issued price per share | ₪ / shares																			₪ 26.5
Shares issued, value				$ 44,000
OPC [Member] | NIS [Member]
Disclosure of subsidiaries [line items]
Dividends declared | ₪																			₪ 120,000			19,000
OPC [Member] | NIS [Member] | Three external institutional [Member]
Disclosure of subsidiaries [line items]
Shares issued, value | ₪									₪ 120,000
OPC [Member] | NIS [Member] | Four external institutional [Member]
Disclosure of subsidiaries [line items]
Shares issued, value | ₪					₪ 155,000
OPC owns OPC Rotem [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest												80.00%	80.00%
OPC Rotem [Member]
Disclosure of subsidiaries [line items]
Period of license												30 years	30 years
Deposited amount received						$ 22,000
Gain on expenses and interest accrued						4,000
Other income and finance income						1,000
OPC Rotem [Member] | NIS [Member]
Disclosure of subsidiaries [line items]
Other income and finance income | ₪							₪ 4,000
OPC Energy Ltd [Member]
Disclosure of subsidiaries [line items]
Dividends declared																	$ 57,000				10,000
OPC Energy Ltd [Member] | NIS [Member]
Disclosure of subsidiaries [line items]
Dividends declared | ₪																		₪ 200,000				₪ 36,000
Kenon share of dividend [Member]
Disclosure of subsidiaries [line items]
Dividends declared																	$ 40,000				$ 7,500
Tamar dispute [Member]
Disclosure of subsidiaries [line items]
Tariff rate reduced											10.00%
Amount of claim of debt		$ 24,600
Tamar Partners is to pay OPC-Rotem [Member]
Disclosure of subsidiaries [line items]
Reimbursement for expenses						$ 3,000
Tamar Partners is to pay OPC-Rotem [Member] | NIS [Member]
Disclosure of subsidiaries [line items]
Reimbursement for expenses | ₪							₪ 14,000
OPC owns OPC Hadera [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest												100.00%	100.00%
Hadera Power Plant [Member]
Disclosure of subsidiaries [line items]
Cost of construction estimated												$ 289,000
Hadera Power Plant [Member] | NIS [Member]
Disclosure of subsidiaries [line items]
Cost of construction estimated | ₪													₪ 1,000,000
OPC owns OPC Tzomet [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest												95.00%	95.00%
Acquisition of OPC Tzomet minority interest [Member]
Disclosure of subsidiaries [line items]
Total consideration transferred			$ 1,300											6,100									$ 7,800
First payment transferred																							$ 400
Percentage share of trustee holds in Tzomet share capital																							5.00%
Liability for payment in respect of second milestone																							$ 1,300
Tzomet project [Member]
Disclosure of subsidiaries [line items]
Total investment												$ 26,000
Tzomet project [Member] | NIS [Member]
Disclosure of subsidiaries [line items]
Total investment | ₪																₪ 91,000
Lease of OPC Tzomet land [Member]
Disclosure of subsidiaries [line items]
Capitalization fees for Land												$ 60,000
Lease of OPC Tzomet land [Member] | NIS [Member]
Disclosure of subsidiaries [line items]
Exchange for aggregate amount | ₪													₪ 30,000
Capitalization fees for Land | ₪													₪ 207,000
OPC Tzomet [Member]
Disclosure of subsidiaries [line items]
Total consideration transferred			1,300											$ 6,100
Remaining balance transferred			$ 15,800
Percentage of remaining shares sold			5.00%